Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2024
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2023	26,322	1.00	1.22	—
Granted	—	—	—	—
Exercised	—	—	—	—
Lapse	(427)	1.00	—	—
Outstanding as of December 31, 2024	25,895	—	0.22	—
Vested and exercisable as of December 31, 2024	25,895	—	0.22	—

Jimu Parent
Share based compensation expenses
Schedule of activities of the service and performance-based share options granted to the employees and directors of the company

			Weighted Average
		Weighted Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2023	1,961,750	0.3015	5.95	39
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2024	1,961,750	0.3015	4.95	37
Vested and exercisable as December 31, 2024	1,961,750	0.3015	4.95	37